GOODWILL AND INTANGIBLE ASSETS - Estimated Amortization Expense Related to Intangible Assets with Finite Lives (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 1,142
2021	1,077
2022	1,074
2023	1,071
2024	$ 1,071